First Trust WCM Developing World Equity ETF Investment Strategy - First Trust WCM Developing World Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in developing countries. Such equity securities may include common stock and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Canadian Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund may also invest in securities denominated in non-U.S. currencies and securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”). In determining whether a country is a developing country, the Fund’s investment sub-advisor, WCM Investment Management, LLC (the “Sub-Advisor”), will consider, among other things: (i) whether the country is considered to be a developing country as classified by the World Bank or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices; (ii) the country’s per capita gross domestic product; (iii) the percentage of the country’s economy that is industrialized; (iv) market capitalization as a percentage of the country’s gross domestic product; and (v) the overall regulatory environment of the country, including the presence of governmental regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the Sub-Advisor expects that most countries classified by the World Bank as having low- to middle-income economies, or that are included in any of the MSCI emerging markets or frontier markets indices, will be treated as developing countries. The Sub-Advisor considers a company to be located in a country: (i) if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country; or (ii) if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. Under normal market conditions, the Fund invests in the equity securities of companies located in at least three different countries outside of the United States, and the Fund may invest in securities of any market capitalization. From time to time, the Fund may invest a significant portion of its assets in the securities of companies located in one or a few developing countries or regions. The Sub-Advisor’s investment process is based on bottom-up, fundamental research, which involves examining and ranking companies based on the following factors: (i) the company’s corporate performance; (ii) the company’s competitive position; (iii) the company’s potential future growth; and (iv) the company’s intrinsic value, which is determined using a discounted cash flow model, historical EV/EBITDA (compares a company’s Enterprise Value (the measure of a company’s total value) to its Earnings Before Interest, Taxes, Depreciation and Amortization), and next year price to earnings ratio. As of March 31, 2026, the Fund had significant investments in financial companies, information technology companies and Asian issuers, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction or investment sector that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of March 31, 2026, the Fund had significant investments in financial companies, information technology companies and Asian issuers, although this may change from time to time.